Income Tax (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2016	2015
Statutory income taxes	$(305)	$387
Net operating losses for which no tax benefits have been recorded	201	-
Net operating losses used for which no tax benefit had been recorded	-	(484)
Deficiency of depreciation over capital cost allowance	(206)	(98)
Non-deductible expenses	105	44
Undeducted research and development expenses	245	178
Investment tax credit	(40)	(27)

	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2016	2015
Leasehold improvements and equipment	$201	$117
Net operating losses carryforward	2,062	1,770
Undeducted research and development expenses	1,501	1,274
Non-refundable tax credits carryforward	1,190	1,022

	4,954	4,183

Valuation allowance	(4,954)	(4,183)
	$-	$-

Schedule of Tax years and Jurisdictions [Table Text Block]
Tax Jurisdictions	Tax Years
Federal - Canada	2013 and onward
Provincial - Quebec	2013 and onward
Federal - USA	2013 onward